QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

S.	QUARTERLY FINANCIAL DATA (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2013
	(Thousands of dollars except per share amounts)
Total revenues	$2,517,955	$2,768,984	$3,135,381	$3,449,559
Net margin	$371,107	$412,758	$424,222	$441,579
Income from continuing operations	$110,503	$153,777	$157,824	$166,986
Income (loss) from discontinued operations, net of tax	$55,202	$(74,282)	$(10,126)	$17,077
Net income	$165,705	$79,495	$147,698	$184,063
Net income attributable to ONEOK	$112,521	$919	$62,356	$90,737
Earnings per share total
Basic	$0.55	$—	$0.30	$0.44
Diluted	$0.54	$—	$0.30	$0.43

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2012
	(Thousands of dollars except per share amounts)
Total revenues	$2,594,684	$2,125,232	$2,547,986	$2,916,219
Net margin	$421,686	$401,888	$420,262	$399,966
Income from continuing operations	$188,166	$153,708	$178,091	$157,783
Income (loss) from discontinued operations and gain on sale, net of tax	$45,296	$(4,503)	$(13,102)	$38,091
Net income	$233,462	$149,205	$164,988	$195,875
Net income attributable to ONEOK	$122,865	$60,993	$65,219	$111,542
Earnings per share total
Basic	$0.59	$0.29	$0.32	$0.55
Diluted	$0.58	$0.29	$0.31	$0.53